Employee Benefits (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Employee Benefits [Line Items]
Retirement pension plan, term	20 years
Defined benefit plans	6 years 2 months 12 days	5 years 6 months
Defined contribution plan expense (in Pesos)	$ 125,235	$ 127,618
Long-Term [Member]
Employee Benefits [Line Items]
Defined benefit plans	4 years 3 months 18 days	4 years 3 months 18 days
Long-term benefit plan (in Pesos)	$ 161	$ 82
Bottom of Range [Member]
Employee Benefits [Line Items]
Retirement pension plan, term	10 years
Top of Range [Member]
Employee Benefits [Line Items]
Retirement pension plan, term	20 years